INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF INCOME TAX RECOVERY

For the Year Ended December 31,	2021	2020	2019

Net loss, continuing operations	$(15,669,093)	$(18,169,070)	$(11,727,372)
Net income, discontinued operations	-	-	5,481,757
Net loss before taxes	$(15,669,093)	$(18,169,070)	$(6,245,615)

Expected current income tax recovery	4,152,310	4,814,804	1,655,088
Deferred tax recovery	-	-	292,740
	4,152,310	4,814,804	1,947,828

For the Year Ended December 31,	2021	2020	2019

Adjustments to income tax recovery:

Amounts not deductible for tax purposes	$(1,201,600)	$(957,400)	$(1,212,900)
Other non-deductible items	(111,000)	(137,000)	(173,000)
Other deductible items	157,000	115,000	216,000
Non-taxable gain	383,000	-	2,307,000
Non-taxable loan forgiveness	49,000	-	-
Foreign tax differential	(508,000)	(221,000)	591,000
Non-recognizable permanent capital loss	-	-	(1,175,000)
Unusable foreign tax recoveries	-	-	(7,040,081)
Unrecognized tax recovered (losses)	(2,920,710)	(3,614,404)	4,831,893
Income tax recovery recognized	$-	$-	$292,740

SCHEDULE OF FUTURE INCOME TAX ASSETS

The following table reflects future income tax assets at December 31:

	2021	2020	2019

Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	1,114,604	325,600	385,000
Canadian non-capital losses	21,404,000	22,969,000	16,545,000
Canadian capital losses	5,565,125	4,432,532	4,432,500
US non-capital losses	86,073,000	78,829,000	75,060,000
Singapore non-capital losses	9,180,000	3,753,000	378,000
	124,361,000	111,333,403	97,824,771
Unrecognized deferred tax assets	(124,361,000)	(111,333,403)	(97,824,771)
Deferred income tax assets recognized	$-	$-	$-